Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 6 - Intangible assets, net

A continuity schedule of intangible assets at December 31, 2024, and 2023 is as follows:

	Capitalized Software Development
	2024	2023
Cost
Balance at January 1	$7,044,658	$5,238,748
Additions	3,367,579	1,497,211
Foreign exchange impact	(180,413)	308,699
Balance at December 31	10,231,825	7,044,658

Accumulated Amortization
Balance at January 1	2,420,479	1,133,487
Additions	1,717,575	1,199,713
Foreign exchange impact	(74,763)	87,279
Balance at December 31	4,063,290	2,420,479

Net Book Value at December 31	$6,168,534	$4,624,179

The Company’s intangible assets consist of capitalized software development costs for its hosted ecommerce platform with related ongoing functionality and enhancements. The gross cost of the intangible assets is amortized over their estimated useful lives of five years, as the Company does not expect the assets to have significant residual value.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 6 - Intangible assets, net (continued)

Amortization expense for the years ended December 31, 2024 and 2023 was $1,717,575 and $1,199,713 and was recorded in “Depreciation and amortization” caption on the consolidated statements of operations.

At December 31, 2024, the estimated aggregate amortization expense for each of the next five years is as follows:

December, 31
2025	$2,046,365
2026	1,888,359
2027	1,082,802
2028	788,172
2029	364,299
Thereafter	$-